Segmented information - Disclosure of operating segment information (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Segment revenue	$ 14,676,152,000	$ 14,296,360,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	2,415,769,000	2,312,741,000
Acquisition-related and integration costs	(5,866,000)	(53,401,000)
Cost optimization program (Note 25)	(91,063,000)	(8,964,000)
Net finance costs	(27,889,000)	(52,463,000)
Earnings before income taxes	2,290,951,000	2,197,913,000
Amortization and depreciation, without amortization of deferred financing fees	523,530,000	507,087,000
Impairment	11,574,000
Western and Southern Europe
Disclosure of operating segments [line items]
Segment revenue	2,600,198,000	2,605,926,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	334,165,000	355,578,000
Amortization and depreciation, without amortization of deferred financing fees	71,807,000	85,049,000
U.S. Commercial and State Government
Disclosure of operating segments [line items]
Segment revenue	2,327,309,000	2,277,996,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	337,325,000	339,410,000
Amortization and depreciation, without amortization of deferred financing fees	97,552,000	83,359,000
Impairment	7,932,000
Canada
Disclosure of operating segments [line items]
Segment revenue	2,034,995,000	2,064,659,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	463,171,000	477,502,000
Amortization and depreciation, without amortization of deferred financing fees	60,132,000	55,589,000
U.S. Federal
Disclosure of operating segments [line items]
Segment revenue	2,001,391,000	1,935,238,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	322,698,000	306,362,000
Amortization and depreciation, without amortization of deferred financing fees	60,779,000	59,334,000
Scandinavia and Central Europe
Disclosure of operating segments [line items]
Segment revenue	1,658,172,000	1,648,356,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	150,913,000	127,320,000
Amortization and depreciation, without amortization of deferred financing fees	86,683,000	90,098,000
U.K. and Australia
Disclosure of operating segments [line items]
Segment revenue	1,584,833,000	1,455,529,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	251,662,000	216,517,000
Amortization and depreciation, without amortization of deferred financing fees	44,999,000	38,423,000
Finland, Poland and Baltics
Disclosure of operating segments [line items]
Segment revenue	859,263,000	828,951,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	133,437,000	110,583,000
Amortization and depreciation, without amortization of deferred financing fees	37,700,000	38,345,000
Northwest and Central-East Europe
Disclosure of operating segments [line items]
Segment revenue	828,726,000	755,901,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	129,277,000	101,871,000
Amortization and depreciation, without amortization of deferred financing fees	34,970,000	31,616,000
Asia Pacific
Disclosure of operating segments [line items]
Segment revenue	956,145,000	904,038,000
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	293,121,000	277,598,000
Amortization and depreciation, without amortization of deferred financing fees	28,908,000	25,274,000
Eliminations
Disclosure of operating segments [line items]
Segment revenue	(174,880,000)	(180,234,000)
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	$ 0	$ 0